Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Calculation of Income Tax Expense Accrued
The calculation of the income tax expense accrued for the years ended December 31, 2022, 2021 and 2020:

	2022		2021	2020
Current income tax	(31)		(18)	(15)
Deferred income tax	(810)		(681)	(247)

	(841)		(699)	(262)

Income tax - Well abandonment	19	(1)	-	78	(1)

	(822)		(699)	(184)

(1)	Corresponding to the effect of the regularization regime for the dispute associated to cost deduction for hydrocarbon wells abandonment. See Note 16.a.5).

Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income
The reconciliation between the charge to net income for income tax for the years ended December 31, 2022, 2021 and 2020 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each fiscal year is as follows:

	2022		2021		2020
Net profit / (loss) before income tax	3,056		715		(837)
Average tax rate	25.33%	(4)	34.55%	(4)	29.36%

Average tax rate applied to net profit / (loss) before income tax	(774)		(247)		246
Effect of the valuation of property, plant and equipment and intangible assets, net	154		501		(820)
Effect of exchange differences and other results associated to the valuation of the currency, net (1)	(112)		(500)		338
Effect of the valuation of inventories	(268)		(108)		(153)
Income on investments in associates and joint ventures	112		99		56
Effect of tax rate change	(25)	(2) (3)	(439)	(3)	41	(2)
Effect of the regularization regime for the dispute associated to cost deduction for hydrocarbon wells abandonment	18		-		78
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment.	-		-		(8)
Miscellaneous	73		(5)		38

Income tax	(822)		(699)		(184)

(1)	Includes the effect of tax inflation.
(2)	Corresponds to the remedation of deferred income tax at the current rate. See Notes 2.b.15) and 35.e.1).
(3)	Corresponds to the effect of tax rate change on opening deferred tax balances at the rate prevailing at the time of reversal pursuant to amendment introduced by Law No. 27,630. See Note 35.e.1).
(4)	Corresponds to the projected average tax rate of YPF and its subsidiaries pursuant to amendment introduced by Law No. 27,630. See Note 35.e.1).

Summary of Breakdown of Deferred Tax
Furthermore, breakdown of Income tax liability, Deferred income tax assets, net and Deferred income tax liabilities, net deferred as of December 31, 2022, 2021 and 2020 is as follows:

	2022				2021				2020
	Non-current		Current		Non-current		Current		Non-current		Current
Income tax liability	26	(2)	27	(1)	29	(2)	13	(1)	42	(2)	9	(1)

(1)
Includes 6, 5 and 6 corresponding to the 12 installments of the regularization regimes associated with the dispute over the cost deduction for hydrocarbon well abandonment as of December 31, 2022, 2021 and 2020, respectively (see Note 16.a.5)). Additionally, it includes the provision associated with the charge of current income tax net of unused tax credits and existing tax loss carryforwards.

(2)	Includes 26, 29 and 42 corresponding to the remaining installments of the aforementioned regimes as of December 31, 2022, 2021 and 2020, respectively. See Note 16.a.5).

	2022	2021	2020
Deferred tax assets
Provisions and other non-deductible liabilities	154	380	175
Tax losses carryforward	167	27	983
Miscellaneous	1	16	20

	322	423	1,178

Deferred tax liabilities
Property, plant and equipment and others (1)	(1,020)	(1,526)	(1,724)
Adjustment for tax inflation (2)	(965)	(644)	(798)
Miscellaneous	(53)	(39)	(46)

Total deferred tax liabilities	(2,038)	(2,209)	(2,568)

Total Net deferred tax (3)	(1,716)	(1,786)	(1,390)

(1)	Includes the deferred tax corresponding to Property, Plant and Equipment, Intangible assets, Inventories, Right-of-use assets and Lease liabilities, net.
(2)	Includes the effect of the deferral of the tax inflation adjustment. See “Budget Law 2023 - Deferral of tax adjustment for inflation” section Note 35.e.1).
(3)
Includes (86), (37) and (23) corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency which was charged to other comprehensive income and includes 965, 322 and 480 corresponding to the effect of the translation, as of December 31, 2022, 2021 and 2020, respectively.